Capital structure and financial items - Financial assets and liabilities - Financial assets by category (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	kr 99,783	kr 79,015
Financial liabilities	82,178	67,105
Interest income	1,069	239	kr 231
Derivatives used as hedging instruments (liability) | Derivative financial instruments
Disclosure of financial assets [line items]
Financial liabilities	1,272	2,903
Financial liabilities measured at amortised cost
Disclosure of financial assets [line items]
Financial liabilities	80,906	64,202
Financial liabilities measured at amortised cost | Borrowings (non-current) (note 4.6)1
Disclosure of financial assets [line items]
Financial liabilities	20,528	24,318
Financial liabilities measured at amortised cost | Borrowings (current) (note 4.6)1
Disclosure of financial assets [line items]
Financial liabilities	6,478	1,466
Financial liabilities measured at amortised cost | Trade payables
Disclosure of financial assets [line items]
Financial liabilities	25,606	15,587
Financial liabilities measured at amortised cost | Other liabilities (non-current)
Disclosure of financial assets [line items]
Financial liabilities	189	100
Financial liabilities measured at amortised cost | Other liabilities (current)
Disclosure of financial assets [line items]
Financial liabilities	28,705	23,606
Financial liabilities measured at amortised cost | Other liabilities- less VAT and duties payable
Disclosure of financial assets [line items]
Financial liabilities	(600)	(875)
Derivatives used as hedging instruments | Derivatives used as hedging instruments (liability)
Disclosure of financial assets [line items]
Financial liabilities	1,272	2,903
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Financial assets	16,409	11,480
Financial assets at fair value through the income statement | Other financial assets
Disclosure of financial assets [line items]
Financial assets	571	559
Financial assets at fair value through the income statement | Marketable securities
Disclosure of financial assets [line items]
Financial assets	15,838	10,921
Financial assets at fair value through the income statement | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	2,344	2,727
Financial assets at fair value through the income statement | Derivatives used as hedging instruments
Disclosure of financial assets [line items]
Financial assets	2,344	2,727
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	47,989	30,841
Financial assets at amortised cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets	682	457
Financial assets at amortised cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	31,729	16,593
Financial assets at amortised cost | Other receivables and prepayments (current and non-current)
Disclosure of financial assets [line items]
Financial assets	9,498	6,211
Financial assets at amortised cost | Other receivables - less prepayments and VAT receivables
Disclosure of financial assets [line items]
Financial assets	(8,312)	(5,073)
Financial assets at amortised cost | Cash at bank
Disclosure of financial assets [line items]
Financial assets	14,392	12,653
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	33,041	33,967
Financial assets at fair value through other comprehensive income | Trade receivables
Disclosure of financial assets [line items]
Financial assets	kr 33,041	kr 33,967